Note 7 - Paycheck Protection Program	3 Months Ended
Mar. 31, 2021
Paycheck Protection Program CARES Act [Member]
Notes to Financial Statements
Long-term Debt [Text Block]
7
.

Paycheck Protection Program

On
April 24, 2020,
we received loan proceeds of
$334,500
(the “PPP Loan”) under the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provided for loans to qualifying companies in amounts up to
2.5
times their average monthly payroll expenses. Our PPP Loan is evidenced by a promissory note, dated as of
April 24, 2020 (
the “Note”), between us and HomeStreet Bank (the “Lender”). The Note has a
two
-year term and bears interest at the rate of
1.0%
per annum.
No
payments of principal or interest are due during the
10
-month period beginning on the date of the Note (the “Deferral Period”). Furthermore, we received an extension of the first
principal and interest payment date to
10
months after the last day of the Deferral Period. The initial principal and interest payments are now due on
August 1, 2021.

Under the terms of the CARES Act, the principal and accrued interest under the Note is forgivable after
24
weeks if we use the PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise comply with PPP requirements. We must repay any unforgiven principal amount of the Note, with interest, on a monthly basis following the Deferral Period. We intend to pursue forgiveness, although actions taken by us in connection with our previously disclosed restructuring or otherwise could cause some or all of the PPP Loan to be ineligible for forgiveness. To the extent not
forgiven, we will begin to pay principal and interest payments of approximately
$19,000
every month following the Deferral Period. The PPP Loan will be derecognized upon confirmation of forgiveness, or upon repayment of the PPP Loan in accordance with its terms.

In addition to the PPP Loan previously discussed, the CARES Act, among other things, includes provisions related to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. On
March 11, 2021,
President Biden signed an additional coronavirus relief package entitled the American Rescue Plan Act of
2021,
which included, among other things, provisions relating to stimulus payments to some Americans, extension of several CARES Act relief programs, expansion of the child tax credit, funding for vaccinations and other COVID-
19
related assistance programs. The CARES Act and the American Rescue Plan Act has not
had a material impact on the Company as of
March 31, 2021;
however, we will continue to examine the impacts that the CARES Act and the American Rescue Plan Act,  as well as any future economic relief legislation, may
have on our business.